8. Accounts Payable and Accrued Liabilities	12 Months Ended
Jun. 30, 2023
Notes
8. Accounts Payable and Accrued Liabilities

8.Accounts Payable and Accrued Liabilities

	June 30, 2023	June 30, 2022	June 30, 2021
	$	$	$
Trade payables	722,376	568,065	215,640
Accrued liabilities	301,758	614,384	46,485
	1,024,134	1,182,449	262,125

Accounts payable of the Company are principally comprised of amounts outstanding for trade purchases incurred in the normal course of business.